EPS (Tables)	12 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
SCHEDULE OF COMPONENTS OF BASIC EARNINGS PER SHARE

The components of basic EPS consist of the following:

	Six months ended June 30,	Year ended June 30,	Year Ended June 30,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Net income (loss) attributable to equity holders of the Company	3,649,121	(7,933,627)	14,591,784	1,870,740
Weighted-average ordinary shares outstanding	447,289	632,187	7,774,007	7,774,007
EPS	8.16	(12.55)	1.88	0.24